Business Combination - Additional Information (Details) - Paipai Marketplace	Jun. 03, 2019 CNY (¥) shares
Business Acquisition [Line Items]
Net purchase consideration | ¥	¥ 3,243,036
Effective date of acquisition	Jun. 03, 2019
Acquisition agreement term	3 years
Series E Convertible Redeemable Preferred Shares
Business Acquisition [Line Items]
Shares issued for purchase consideration | shares	26,379,291